CAPITAL RISK MANAGEMENT - Available Liquidity (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Cash and cash equivalents	$ 898	$ 800
Short-term borrowings	2,959	1,750
Total	7,801	7,943
Net available	4,833	5,939
Revolving and Letters of Credit
Disclosure of classes of share capital [line items]
Borrowings	13	253
Revolving Credit Facility
Disclosure of classes of share capital [line items]
Maximum borrowing capacity	4,000	4,000
Borrowings	10	10
Net available	3,535	3,839
Letters of Credit
Disclosure of classes of share capital [line items]
Maximum borrowing capacity	3	243
Borrowings	3	243
Net available	0	0
Non-Revolving Credit Facility Borrowings and Accounts Receivable Securitization
Disclosure of classes of share capital [line items]
Borrowings	2,500
Non-revolving credit facility borrowings
Disclosure of classes of share capital [line items]
Maximum borrowing capacity	500	500
Borrowings	500
Net available	0	500
Short-term borrowings	507	0	$ 371
Receivables securitization program
Disclosure of classes of share capital [line items]
Net available	400	800
Trade receivables, maximum commitment	2,400	2,400
Short-term borrowings	2,000	1,600	$ 2,400
Accounts Receivable Securitization Program And Non-Revolving Credit Facility
Disclosure of classes of share capital [line items]
Short-term borrowings		1,600
US CP Program
Disclosure of classes of share capital [line items]
Borrowings	$ 455	$ 151